Land Use Right (Tables)	12 Months Ended
Dec. 31, 2017
Land Use Right
Land Use Right
Summary of land use right

The land use right is summarized as follows (in thousands):

	December 31, 2016	December 31, 2017
	RMB	RMB
Cost	620,127	637,057
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(16,240)	(28,778)

Land use right, net	588,887	593,279